Note 16 - Interest and Finance Costs - Schedule of Income Statement Related Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest expense	$ 88,289	$ 61,415	$ 55,925
Interest capitalized	(2,459)	(808)
Swap effect	(1,885)	74	11,393
Amortization and write-off of financing costs	4,491	2,907	2,236
Bank charges and other financing costs	571	404	286
Total	$ 89,007	$ 63,992	$ 69,840